Prepayments (Details) - Schedule of Prepayments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepayments
Prepayments - subcontracting	$ 4,890,716	$ 1,569,781
Prepayments - fuel	240,048	212,047
Prepayments - insurance	16,724	92,630
Prepayments - parts and others	71,309	54,543
Prepayments - car services	7,638,237	4,279,810
Prepayments - telecommunication services expenses	3,808,139	544,306
Prepayments - vehicles		57,995
Prepayments - liquor	373,281
Prepayments - legal	222,556	222,556
Total prepayments	$ 17,261,010	$ 7,033,669